Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
The following tables present the parent company only financial information of MHFG:
Condensed balance sheets

	2025	2026

	(in millions of yen)
Assets:
Cash and due from banking subsidiaries	35,683	36,614
Interest-bearing deposits in banking subsidiaries	440	410
Investments in subsidiaries and affiliated companies:
Banking subsidiaries	8,460,561	9,283,191
Non-banking subsidiaries and affiliated companies	1,452,849	1,655,189
Long-term loans receivable from subsidiaries:
A banking subsidiary	9,949,664	11,528,769
A non-banking subsidiary	514,000	544,000
Other assets	525,732	524,333

Total	20,938,928	23,572,507

Liabilities and shareholders’ equity:
Short-term borrowings from a banking subsidiary	530,000	815,000
Long-term debt	9,921,424	11,473,541
Other liabilities	422,489	424,333
Shareholders’ equity	10,065,015	10,859,633

Total	20,938,928	23,572,507

Condensed Statements of Income
Condensed statements of income

	2024	2025	2026
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	547,487	527,035	538,058
Non-banking subsidiaries and affiliated companies	11,826	10,466	31,838
Management fees from subsidiaries	51,770	56,745	58,247
Interest income on loans and discounts	232,272	269,329	319,574
Other income	4,444	13,579	29,805

Total	847,800	877,154	977,522

Expenses:
Operating expenses	60,037	65,673	69,651
Interest expense	230,780	267,294	318,464
Other expense	11,286	4,076	3,457

Total	302,103	337,043	391,572

Equity in undistributed net income of subsidiaries and affiliated companies—net	365,266	53,548	567,966

Income before income tax expense (benefit)	910,964	593,660	1,153,917
Income tax expense (benefit)	(1,509)	267	(4,114)

Net income	912,473	593,393	1,158,031

Condensed Statements of Cash Flows
Condensed statements of cash flows

	2024	2025	2026
	(in millions of yen)
Cash flows from operating activities:
Net income	912,473	593,393	1,158,031
Adjustments and other	(421,191)	61,316	(587,254)

Net cash provided by operating activities	491,282	654,709	570,776

Cash flows from investing activities:
Purchases of Equity securities	—	(167,188)	—
Proceeds from sales of Equity securities	—	167,188	1
Net change in loans	(130,719)	(543,376)	(974,616)
Purchases of investments in subsidiaries and affiliated companies	(91,200)	(65,212)	(50,888)
Net change in other investing activities	(9,983)	(1,998)	(4,651)

Net cash used in investing activities	(231,902)	(610,586)	(1,030,153)

Cash flows from financing activities:
Net change in short-term borrowings	(179,000)	(101,000)	285,000
Proceeds from issuance of long-term debt	1,363,655	1,342,656	1,793,792
Repayment of long-term debt	(1,232,936)	(869,280)	(849,176)
Purchases of treasury stock	(2,478)	(101,908)	(402,628)
Dividends paid	(234,787)	(304,426)	(368,704)
Net change in other financing activities	2,116	2,132	1,993

Net cash provided by (used in) financing activities	(283,431)	(31,826)	460,278

Net increase (decrease) in cash and cash equivalents	(24,050)	12,298	901
Cash and cash equivalents at beginning of fiscal year	47,875	23,825	36,123

Cash and cash equivalents at end of fiscal year	23,825	36,123	37,024